15. Non-financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Nonfinancial Assets And Liabilities Details 3Abstract
Defined benefit obligation at beginning of year	$ 228,395	$ 256,874
Cost of interest	28,383	34,240
Cost of service for the current year	10,577	14,713
Past service cost	27,706	(5,575)
Actuarial (gains) losses	47,121	(31,614)
Benefits paid	(32,978)	(40,243)
Defined benefit obligation at end of year	$ 229,279	$ 228,395